RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 2,686,802	$ 2,113,643	$ 5,356,824	$ 4,047,249
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	140,751	94,401	285,421	213,899
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	318,743	167,430	645,522	663,479
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	2,068,008	1,472,189	4,107,282	2,408,476
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 159,300	$ 379,623	$ 318,599	$ 761,395